UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-22859

              A&Q Masters Fund

(Exact name of registrant as specified in charter)

600 Washington Boulevard

Stamford, Connecticut 06901

(Address of principal executive offices) (Zip code)

Michael Kim, Esq.

UBS Hedge Fund Solutions, LLC

600 Washington Boulevard

Stamford, Connecticut 06901

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 719-1428

Date of fiscal year end:  March 31

Date of reporting period:  September 30, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

A&Q Masters Fund

Financial Statements

(Unaudited)

Semi-Annual Report

Period from April 1, 2016 to September 30, 2016

An exemption under Regulation 4.5 has been obtained from the Commodity Futures Trading Commission for

A&Q Masters Fund

A&Q Masters Fund

Financial Statements

(Unaudited)

Semi-Annual Report

Period from April 1, 2016 to September 30, 2016

A&Q Masters Fund

Statement of Assets and Liabilities

(Unaudited)

September 30, 2016

ASSETS

Investments in Investment Funds, at fair value (cost $145,987,894)	$160,248,672
Cash	8,232,363
Receivable from Investment Funds	3,280,341
Other assets	36,820

Total Assets	171,798,196

LIABILITIES

Redemptions payable	8,753,046
Management Fee payable	533,131
Professional fees payable	188,952
Administration fee payable	76,777
Officers’ and Trustees’ fees payable	18,320
Custody fee payable	18,011
Tax compliance fees payable	5,000
Other liabilities	63,984

Total Liabilities	9,657,221

Net Assets	$162,140,975

NET ASSETS

Represented by:
Paid in capital	$164,817,138
Accumulated net realized gain/loss from investments in Investment Funds	(8,840,228)
Accumulated net investment loss	(8,096,715)
Accumulated net unrealized appreciation/(depreciation) on investments in Investment Funds	14,260,780

Net Assets	$162,140,975

Net asset value per Share (based on 167,952.06 Shares outstanding)	$965.40

The accompanying notes are an integral part of these financial statements.

A&Q Masters Fund

Statement of Operations

(Unaudited)

Period from April 1, 2016 to September 30, 2016

EXPENSES

Management Fee	1,064,457
Professional fees	(148,681)
Administration fee	118,149
Commitment fee	66,625
Officers’ and Trustees’ fees	45,025
Custody fee	25,357
Tax compliance fees	9,000
Printing, insurance and other expenses	42,863

Total Expenses before amounts waived or reimbursed by Adviser (See Note 4)	1,222,795

Less expense reimbursement repaid by Adviser (See Note 4)	-

Net Expenses	1,222,795

Net Investment Loss	(1,222,795)

NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS

Net realized gain/(loss) from investments in Investment Funds	(1,807,124)

Net change in unrealized appreciation/depreciation on investments in Investment Funds	9,301,062

Net Realized and Unrealized Gain/(Loss) from Investments	7,493,938

Net Increase in Net Assets Derived from Operations	$6,271,143

The accompanying notes are an integral part of these financial statements.

A&Q Masters Fund

Statements of Changes in Net Assets

(Unaudited)

Year ended March 31, 2016 and

Period from April 1, 2016 to September 30, 2016 (Unaudited)

Net Assets at March 31, 2015	$144,246,905

INCREASE (DECREASE) IN NET ASSETS DERIVED FROM OPERATIONS
Net investment loss	(2,528,260)
Net realized gain/(loss) from investments in Investment Funds	5,359,039
Net change in unrealized appreciation/depreciation on investments in Investment Funds	(16,029,799)

Net Decrease in Net Assets Derived from Operations	(13,199,020)

DISTRIBUTIONS TO SHAREHOLDERS (See Note 3d)	(10,132,314)

INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS
Shareholders’ subscriptions of 53,281.700 Shares (See Note 4)	52,792,880
Reinvestment of distributions of 10,048.883 shares	9,900,983
Shareholders’ redemptions of 14,373.526 Shares	(14,098,327)

Net Increase in Net Assets Derived from Capital Transactions	48,595,536

Net Assets at March 31, 2016	$169,511,107

INCREASE IN NET ASSETS DERIVED FROM OPERATIONS
Net investment loss	(1,222,795)
Net realized gain/(loss) from investments in Investment Funds	(1,807,124)
Net change in unrealized appreciation/depreciation on investments in Investment Funds	9,301,062

Net Increase in Net Assets Derived from Operations	6,271,143

INCREASE/(DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS
Shareholders’ subscriptions of 790.582 Shares	740,000
Shareholders’ redemptions of 15,120.207 Shares	(14,381,275)

Net Decrease in Net Assets Derived from Capital Transactions	(13,641,275)

Net Assets at September 30, 2016	$162,140,975

Accumulated net investment loss – March 31, 2016	$(15,073,671)

Accumulated net investment loss – September 30, 2016	$(8,096,715)

The accompanying notes are an integral part of these financial statements.

A&Q Masters Fund

Statement of Cash Flows

(Unaudited)

Period from April 1, 2016 to September 30, 2016

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in net assets derived from operations	$6,271,143
Adjustments to reconcile net increase in net assets derived from operations to net cash provided by operating activities:
Purchases of investments in Investment Funds	(14,236,557)
Proceeds from disposition of investments in Investment Funds	18,499,380
Net realized (gain)/loss from investments in Investment Funds	1,807,124
Net change in unrealized (appreciation)/depreciation on investments in Investment Funds	(9,301,062)
Changes in assets and liabilities:
(Increase) decrease in assets:
Receivable from Investment Funds	(2,185,667)
Other assets	36,820
Receivable from Adviser	58,312
Increase (decrease) in liabilities:
Management Fee payable	(466,335)
Professional fees payable	(366,438)
Administration fee payable	(1,768)
Officers’ and Trustees’ fees payable	(5,402)
Custody fee payable	(5,529)
Tax compliance fees payable	(500)
Other liabilities	7,168
Net cash provided by operating activities	110,689

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from shareholders’ subscriptions, including change in subscriptions received in advance	1,748,747
Payments on shareholders’ redemptions, including change in shareholders’ redemptions payable	(12,340,007)
Net cash used in financing activities	(10,591,260)

Net decrease in cash	(10,480,571)
Cash-beginning of period	18,712,934
Cash-end of period	$8,232,363

The accompanying notes are an integral part of these financial statements.

A&Q Masters Fund

Financial Highlights

The following represents the ratios to average net assets and other supplemental information for the periods indicated. An individual shareholder’s ratios and returns may vary from the below based on the timing of capital transactions.

	Period from April 1, 2016 to September 30, 2016 (unaudited)	Year Ended March 31, 2016	Year Ended March 31, 2015	Period from July 1, 2013 (date of reorganization) to March 31, 2014*

Per Share operating performance
Net asset value per Share, beginning	$929.94	$1,081.92	$1,059.52	$1,000.00
Gain from investment operations:

Net investment loss [a]	(6.90)	(17.20)	(20.73)	(16.98)
Net realized and unrealized gain from investments [b]	42.36	(58.51)	87.30	102.91

Total gain from investment operations	35.46	(75.71)	66.57	85.93

Distributions to shareholders	-	(76.27)	(44.17)	(26.41)

Net asset value per Share, ending	$965.40	$929.94	$1,081.92	$1,059.52

Ratio/Supplemental Data:

Ratio of net investment loss to average net assets [c,d]	(1.46)%	(1.68)%	(1.97)%	(2.04)%	[e]

Ratio of total expenses to average net assets before expense reimbursement and Incentive Fee [c,d]	1.46%	2.00%	2.16%	3.39%

Ratio of total expenses to average net assets before expense reimbursement and after Incentive Fee [c,d]	1.46%	2.06%	2.51%	3.81%	[e]

Ratio of net expenses to average net assets before Incentive Fee [c,d]	1.46%	1.62%	1.62%	1.62%

Ratio of net expenses to average net assets after Incentive Fee [c,d]	1.46%	1.68%	1.97%	2.04%	[e]

Portfolio turnover rate	10.66%	36.72%	20.80%	8.31%

Total return after Incentive Fee [f,g]	3.81%	(7.00)%	6.28%	8.60%

Net assets	$162,140,975	$169,511,107	$144,246,905	$107,067,139

a	Calculated based on the average Shares outstanding during the period.

b

In addition to net realized and unrealized gains (losses) on investments as set forth in the Statement of Operations, this amount includes a decrease in net asset value per Share resulting from the timing of issuances and redemptions of Shares in relation to fluctuating market values for the portfolio investments.

c	Ratios to average net assets are calculated based on the average net assets for the period.

d

Ratios of net investment loss, total expenses and net expenses to average net assets do not include the impact of expenses and incentive allocations or incentive fees by the underlying Investment Funds.

e	Annualized, except for Incentive Fee.

f

The total return is based on the change in value during the period of a theoretical investment made at the beginning of the period. The change in value of a theoretical investment is measured by comparing the aggregate ending value, adjusted for reinvestment of all dividends and distributions, if any, in accordance with the reinvestment plan. The total return does not reflect any sales changes. Total return for periods less than a full year are not annualized.

g

The total return before Incentive Fee was 3.80% for the period from April 1, 2016 to September 30, 2016, (6.94)% for the year ended March 31, 2016, 6.65% for the year ended March 31, 2015 and 9.03% for the period from July 1, 2013 (date of reorganization) to March 31, 2014.

*	Represents activity since the reorganization as described in Note 1.

The accompanying notes are an integral part of these financial statements.

A&Q Masters Fund

Notes to Financial Statements

(Unaudited)

September 30, 2016

1.	Organization

A&Q Masters Fund (the “Fund”) was formed as a statutory trust under the laws of Delaware on June 20, 2013, and, thereafter, became the successor to O’Connor Fund of Funds: Masters LLC (the “Predecessor Fund”) by way of merger. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified management investment company. The Fund commenced operations on July 1, 2013, when the Predecessor Fund merged into the Fund in a tax-free reorganization. For financial reporting purposes, the assets received and shares of beneficial interest in the Fund (the “Shares”) issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Predecessor Fund was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The investment income and net realized and unrealized gain/loss presented in the Statement of Operations represent the revenue and earnings of the Fund subsequent to the merger.

The Fund is commonly referred to as a “fund of funds.” Its investment objective is to seek capital appreciation over the long term. The Fund will seek to achieve its objective principally through the allocation of assets among a select group of alternative asset managers (the “Investment Managers”) and the funds they operate. Investment Managers generally conduct their investment programs through unregistered investment funds, such as hedge funds, that have investors other than the Fund, and in other registered investment companies (collectively, the “Investment Funds”).

Subject to the provisions of the Fund’s Agreement and Declaration of Trust, as amended and restated from time to time (the “Declaration”), and the requirements of the 1940 Act, the business and affairs of the Fund shall be managed under the direction of the Fund’s Board of Trustees (the “Board,” with an individual member referred to as a “Trustee”). The Trustees shall have the right, power and authority, on behalf of the Fund and in its name, to do all things necessary and proper to carry out their duties under the Declaration. Each Trustee shall be vested with the same powers, authority and responsibilities on behalf of the Fund as are customarily vested in each trustee of a Delaware corporation, and each Trustee who is not an “interested person” (as defined in the 1940 Act) of the Fund (the “Independent Trustees”) shall be vested with the same powers, authority and responsibilities on behalf of the Fund as are customarily vested in each trustee of a closed-end management investment company registered under the 1940 Act and organized as a Delaware corporation who is not an “interested person” of such company. The Trustees may perform such acts as they, in their sole discretion, determine to be proper for conducting the business of the Fund. No Trustee shall have the authority individually to act on behalf of or to bind the Fund except within the scope of such Trustee’s authority as delegated by the Board. The Board may delegate (as may be permitted by the Declaration, the Fund’s By-Laws and the Delaware Statutory Trust Act) the management of the Fund’s day-to-day operations to one or more officers of the Fund or other persons (including, without limitation, UBS HFS (as defined below)), subject to the investment objective and policies of the Fund and to the oversight of the Board.

A&Q Masters Fund

Notes to Financial Statements (continued)

(Unaudited)

September 30, 2016

1.	Organization (continued)

The Board has engaged UBS Hedge Fund Solutions LLC (formerly UBS Alternative and Quantitative Investments LLC) (“UBS HFS” or the “Adviser”) to provide investment advice regarding the selection of Investment Funds and to be responsible for the day-to-day management of the Fund. The Adviser is a wholly owned subsidiary of UBS AG and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

Initial and additional applications for Shares by eligible investors may be accepted at such times as the Board may determine and are generally accepted monthly. The Board reserves the right to reject any application for Shares in the Fund.

The Fund from time to time may offer to repurchase Shares pursuant to written tenders by shareholders. These repurchases will be made at such times and on such terms as may be determined by the Board in its complete and exclusive discretion. The Adviser expects that it will recommend to the Board that the Fund offer to repurchase Shares from shareholders as of the end of each calendar quarter. During the six months period ended September 30, 2016, 15,120.207 Shares were repurchased.

2.	New Accounting Pronouncements

During August 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update 2014-15, Presentation of Financial Statements – Going Concern (Subtopic 205-40) (“ASU 2014-15”). ASU No. 2014-15 requires the Adviser to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the entity’s ability to continue as a going concern within one year after the date that the financial statements are issued or within one year after the date that the financial statements are available to be issued, when applicable. ASU 2014-15 becomes effective for fiscal periods ending after December 15, 2016; however, early adoption is permitted. The Adviser has elected not to early adopt ASU 2014-15 and is currently considering its effects upon the financial statements.

3.	Significant Accounting Policies

a.	Portfolio Valuation

The Fund values its investments at fair value, in accordance with U.S. generally accepted accounting principles (“GAAP”), which is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The Fund uses net asset value (“NAV”) as its measure of fair value of an investment in an investee when (i) the Fund’s investment does not have a readily determinable fair value and (ii) the NAV of

A&Q Masters Fund

Notes to Financial Statements (continued)

(Unaudited)

September 30, 2016

3.	Significant Accounting Policies (continued)

a.	Portfolio Valuation (continued)

the Investment Fund is calculated in a manner consistent with the measurement principles of investment company accounting, including measurement of the underlying investments at fair value. In evaluating the level at which the fair value measurement of the Fund’s investments have been classified, the Fund has assessed factors including, but not limited to, price transparency, the ability to redeem at NAV at the measurement date and the existence or absence of certain restrictions at the measurement date.

In May 2015, the FASB issued an update on Accounting Standards Codification 820, “Fair Value Measurements and Disclosures” (“ASC 820”), entitled ASU 2015-07, “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)” (“ASU 2015-07”). Per ASU 2015-07, an investment within scope of ASC 820, for which fair value is measured using NAV as a practical expedient, should not be categorized within the fair value hierarchy. The total fair value of the investments in Investment Funds valued using NAV as a practical expedient is $160,248,672. Additional disclosures required by ASU 2015-07, including liquidity terms and conditions of the underlying investments are included in the Schedule of Portfolio Investments.

The three levels of the fair value hierarchy are as follows:

Level 1—	quoted prices in active markets for identical investments
Level 2—

inputs to the valuation methodology include quotes for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument

Level 3—	inputs to the valuation methodology include significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The Fund recognizes transfers into and out of the levels indicated above at the end of the reporting period. There have been no transfers between levels during the reporting period.

The NAV of the Fund is determined by the Fund’s administrator, under the oversight of the Adviser, as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board. The Fund’s investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memorandums, as appropriate. The Fund utilizes procedures pursuant to ASC 820, Fair Value Measurements (Topic 820) in which the Fund values its investments in Investment Funds at fair value. Fair value is generally determined utilizing NAVs

A&Q Masters Fund

Notes to Financial Statements (continued)

(Unaudited)

September 30, 2016

3.	Significant Accounting Policies (continued)

a.	Portfolio Valuation (continued)

supplied by, or on behalf of, the Investment Funds’ Investment Managers, which are net of management and incentive fees charged by the Investment Funds. NAVs received by, or on behalf of, the Investment Funds investment managers are based on the fair value of the Investment Funds underlying investments in accordance with the policies established by the Investment Funds. Because of the inherent uncertainty of valuation, the value of the Fund’s investments in the Investment Funds may differ significantly from the value that would have been used had a ready market been available. See Schedule of Portfolio Investments for further information.

The fair value relating to certain underlying investments of these Investment Funds, for which there is no ready market, has been estimated by the respective Investment Funds management and is based upon available information in the absence of readily ascertainable market values and does not necessarily represent amounts that might ultimately be realized. Due to the inherent uncertainty of valuation, those estimated fair values may differ significantly from the values that would have been used had a ready market for the investments existed. These differences could be material.

GAAP provides guidance in determining whether there has been a significant decrease in the volume and level of activity for an asset or liability when compared with normal market activity for such asset or liability (or similar assets or liabilities). GAAP also provides guidance on identifying circumstances that indicate a transaction with regards to such an asset or liability is not orderly. In its consideration, the Fund must consider inputs and valuation techniques used for each class of assets and liabilities. Judgment is used to determine the appropriate classes of assets and liabilities for which disclosures about fair value measurements are provided. Fair value measurement disclosures for each class of assets and liabilities requires greater disaggregation than the Fund’s line items in the Statement of Assets and Liabilities.

The following is a summary of the investment strategies and any restrictions on the liquidity provisions of the investments in Investment Funds held in the Fund as of September 30, 2016. Investment Funds with no current redemption restrictions may be subject to future gates, lock-up provisions or other restrictions, in accordance with their offering documents. The Fund had no unfunded capital commitments as of September 30, 2016. The Fund used the following categories to classify its Investment Funds.

The Investment Funds in the equity hedged strategy (total fair value of $153,046,246) generally utilize fundamental analysis to invest in publicly traded equities investing in both long and short positions seeking to capture perceived security mispricings. Portfolio construction is driven primarily by bottom-up fundamental research; top-down analysis may also be applied. As of September 30, 2016, the Investment Funds in the equity hedged had $60,387,570 (representing

A&Q Masters Fund

Notes to Financial Statements (continued)

(Unaudited)

September 30, 2016

3.	Significant Accounting Policies (continued)

a.	Portfolio Valuation (continued)

39.46% of the value of the investments in this category) subject to investor level gates and/or lock-ups. Investments representing approximately 15% of the value of the investments in this category cannot be redeemed because the investments include restrictions that do not allow for redemption in the first 12 months after acquisition. The remaining restriction period for these investments is nine months at September 30, 2016.

The Investment Fund in the relative value strategy (total fair value of $7,202,426), a broad category, generally encompasses strategies that are non-fundamental and non-directional, and often quantitatively driven. The Investment Fund in this strategy typically uses arbitrage to exploit mispricings and other opportunities in various asset classes, geographies, and time horizons. The Investment Fund frequently focuses on capturing the spread between two assets, while maintaining neutrality to other factors, for example to geography, changes in interest rates, equity market movement, and currencies, to name a few examples. As of September 30, 2016, the Investment Fund in the relative value strategy had $7,202,426 subject to an investor level gate. There is no remaining restriction period for this Investment Fund at September 30, 2016.

It is unknown on an aggregate basis whether the Investment Funds held any investments whereby the Fund’s proportionate share exceeded 5% of the Fund’s shareholders’ capital at September 30, 2016.

The fair value of the Fund’s assets and liabilities which qualify as financial instruments approximates the carrying amounts presented in the Statement of Assets and Liabilities.

b.	Investment Transactions and Income Recognition

The Fund accounts for realized gains and losses from Investment Fund transactions based on the pro-rata ratio of the fair value and cost of the underlying investment at the date of redemption. Income and expenses are recorded on the accrual basis.

c.	Fund Expenses

The Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund’s account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund’s capital; costs of insurance; registration expenses; interest expense; due diligence, including travel and related expenses; expenses of meetings of the Trustees; all costs with respect to communications to shareholders; and other types of expenses approved by the Board. Expenses are recorded on the accrual basis.

A&Q Masters Fund

Notes to Financial Statements (continued)

(Unaudited)

September 30, 2016

3.	Significant Accounting Policies (continued)

d.	Income Taxes

The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required. The Fund has a September 30 tax year-end. Unless otherwise indicated, all applicable tax disclosures reflect tax adjusted balances at September 30, 2016.

The Fund will file income tax returns in the U.S. federal jurisdiction and applicable states. The Adviser will analyze the Fund’s tax positions and will determine if a tax provision for federal or state income tax is required in the Fund’s financial statements. The Fund’s federal and state income tax returns for all open tax years since inception are subject to examination by the Internal Revenue Service and state departments of revenue. The Fund will recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. For the period ended September 30, 2016, the Fund did not incur any interest or penalties. The Adviser does not believe there are positions for which it is reasonably likely that the total amounts of unrecognized tax liability will significantly change within twelve months of the reporting date.

Permanent book-to-tax basis differences resulted in the reclassification of amounts stated below, between accumulated net investment loss, accumulated net realized gain from investments in Investments Funds and paid-in capital reported on the Fund’s Statement of Assets and Liabilities as of September 30, 2016. Such permanent reclassifications are principally attributable to differences between book and tax reporting of the Fund’s Investment Funds. There were no distributions paid to shareholders for the period from April 1, 2016 through September 30, 2016. Net assets and NAV per Share were not affected by these reclassifications.

Accumulated Net Investment Income	Accumulated Net Realized Loss	Paid in Capital
$8,199,751	$(6,808,041)	$(1,391,710)

A&Q Masters Fund

Notes to Financial Statements (continued)

(Unaudited)

September 30, 2016

3.	Significant Accounting Policies (continued)

d.	Income Taxes (continued)

The tax basis of distributable earnings for the tax year ended September 30, 2016 shown below represent distribution requirements met by the fund subsequent to the fiscal tax year end in order to satisfy income tax regulations and losses the Fund may be able to offset against income and gains realized in future years.

Undistributed Ordinary Income (Including net short-term capital gain)	Undistributed Long-Term Capital Gains	Net Unrealized Appreciation/ (Depreciation)
$155,374	$0	$3,451,534

The federal tax cost of investments is adjusted for items of taxable income allocated to the Fund from the Investment Funds. The aggregate tax cost of investments as of September 30, 2016 is $156,797,192. Investment net tax basis unrealized appreciation was $3,451,534, consisting of $5,508,099 gross unrealized appreciation and $(2,056,565) gross unrealized depreciation.

The primary reason for differences between the earnings reported above and the federal tax cost of investments and the related amounts reported on the Fund’s Statement of Assets and Liabilities as of September 30, 2016, relates to cumulative differences between tax and GAAP financial statement reporting requirements on the portfolio investments.

e.	Cash

Cash consists of monies held at State Street Bank and Trust Company. Such cash, at times, may exceed federally insured limits. The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts.

f.	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Because of the uncertainty of valuation, such estimates may differ significantly from values that would have been used had a ready market existed, and the differences could be material.

A&Q Masters Fund

Notes to Financial Statements (continued)

(Unaudited)

September 30, 2016

4.	Related Party Transactions

The Adviser provides investment advisory services to the Fund pursuant to the Investment Advisory Agreement. The Adviser also provides certain administrative services to the Fund, including: providing office space, handling of shareholder inquiries regarding the Fund, providing shareholders with information concerning their investment in the Fund, coordinating and organizing meetings of the Fund’s Board and providing other support services. In consideration for all such services, the Fund will pay the Adviser a fee (the “Management Fee”), computed and payable monthly, at an annual rate of 1.25% of the Fund’s adjusted net assets determined as of the last day of each month. Adjusted net assets as of any month-end date means the total value of all assets of the Fund, less an amount equal to all accrued debts, liabilities and obligations of the Fund other than Incentive Fee (as defined below) accruals, if any, as of such date, and calculated before giving effect to any repurchase of Shares on such date.

The Management Fee is computed as of the start of business on the last business day of the period to which each Management Fee relates, after adjustment for any Share purchases effective on such date, and will be payable in arrears. A portion of the Management Fee is paid by the Adviser to its affiliates.

In addition to the Management Fee paid to the Adviser, the Adviser is paid an incentive fee (the “Incentive Fee”) on a quarterly basis in an amount equal to 5% of the Fund’s net profits. For the purposes of calculating the Incentive Fee for any fiscal quarter, net profits will be determined by taking into account net realized gain or loss (including any realized gain that has been distributed to shareholders during a fiscal quarter and net of Fund expenses, including Management Fee) and the net change in unrealized appreciation or depreciation of securities positions, as well as dividends, interest and other income. No Incentive Fee will be payable for any period unless losses and depreciation from prior periods have been recovered by the Fund, known as a “high water mark” calculation. The Adviser is under no obligation to repay any Incentive Fees previously paid by the Fund. Thus, the payment of the Incentive Fee for a period will not be reversed by the subsequent decline of the Fund’s assets in any subsequent fiscal period. There was no Incentive Fee for the period from April 1, 2016 to September 30, 2016.

The Incentive Fee is in addition to the incentive fees or allocations charged by unregistered Investment Funds (generally approximating 20% of net profits).

The Adviser has voluntarily entered into an expense limitation agreement (the “Expense Limitation and Reimbursement Agreement”) with the Fund to limit indefinitely the amount of Specified Expenses (as described below) to be borne by the Fund to an amount not to exceed 1.62% per annum of the Fund’s net assets (the “Expense Cap”) (computed and applied on a monthly basis). “Specified Expenses” is defined to include all expenses incurred in the business of the Fund, provided that the following expenses are excluded from the definition of Specified Expenses: (i) the Incentive Fee, (ii) fees of the Investment Funds in which the Fund invests and (iii) extraordinary expenses. To the

A&Q Masters Fund

Notes to Financial Statements (continued)

(Unaudited)

September 30, 2016

4.	Related Party Transactions (continued)

extent that Specified Expenses for any month exceed the Expense Cap, the Adviser will reimburse the Fund for expenses to the extent necessary to eliminate such excess. The Adviser may discontinue its obligations under the Expense Limitation and Reimbursement Agreement only with the consent of majority of the Independent Trustees. To the extent that the Adviser pays or bears Specified Expenses, it will not seek reimbursement for any such amounts. For the six month period from April 1, 2016 through September 30, 2016, there is no expense reimbursement to be paid by the Adviser. See Note 3b for additional related party transactions.

UBS Financial Services Inc. (“UBS FSI”), a wholly owned subsidiary of UBS Americas, Inc., acts as a placement agent for the Fund, without special compensation from the Fund, and bears its own costs associated with its activities as placement agent. Placement fees, if any, charged on contributions are debited against the contribution amounts, to arrive at a net subscription amount. The placement fee does not constitute assets of the Fund.

Effective January 1, 2016, each Trustee of the Fund receives an annual retainer of $12,500 plus a fee for each meeting attended. The Chairman of the Board and the Chairman of the Audit Committee of the Board each receive an additional annual retainer in the amount of $20,000. These additional annual retainer amounts are paid for by the Fund on a pro-rata basis along with the seven other registered alternative investment funds advised by UBS HFS. All trustees are reimbursed by the Fund for all reasonable out of pocket expenses.

During the six month period ended September 30, 2016, the Fund incurred a portion of the annual compensation of the Fund’s Chief Compliance Officer in the amount of $3,025 which is included in Officers’ and Trustees’ fees on the Statement of Operations and on the Statement of Assets and Liabilities.

The Fund, along with several other funds advised by UBS Hedge Fund Solutions, is party to a Credit Agreement (see Note 7). On a quarterly basis, the credit provider will charge a fee (the “Commitment Fee”) on the unused portion of the total amount of the Credit Agreement. The Adviser will negotiate the commitment amount with the counter party based on the amount each fund will be expected to borrow at a given time. The Commitment Fee will be allocated to each fund based on the expected borrowing amount which is disclosed within the Credit Agreement. For the period ended September 30, 2016, the Fund incurred a Commitment Fee of $66,625 to the counter party, none of which was payable at September 30, 2016.

Other investment partnerships sponsored by UBS AG or its affiliates may also maintain investment interests in the Investments Funds owned by the Fund.

A&Q Masters Fund

Notes to Financial Statements (continued)

(Unaudited)

September 30, 2016

5.	Administration and Custody Fees

State Street Bank and Trust Company, as fund administrator (the “Fund Administrator”), performs certain administration, accounting, record keeping, tax and shareholder related services for the Fund and other funds sponsored or advised by UBS AG or its affiliates, including the Adviser. In consideration for these services, the Fund pays the Fund Administrator an annual fee of 0.065% of the Fund’s net assets.

The Fund Administrator also acts as custodian of the Fund’s assets and transfer agent and dividend disbursing agent with respect to the Shares.

6.	Share Capital and NAV

The Fund is authorized to issue an unlimited number of Shares. The Fund has registered $500 million of Shares for sale under its Registration Statement (File No. 333-189732). The Shares are being distributed by UBS Financial Services Inc. (together with any other broker or dealer appointed by the Fund as distributor of its Shares, the “Distributor”). The Distributor may pay from its own resources compensation to its financial advisers and brokers or dealers in connection with the sale and distribution of the Shares or servicing of shareholders.

Capital share transactions for outstanding Shares in the Fund for the period from April 1, 2016 through September 30, 2016 are summarized as follows:

Outstanding Shares April 1, 2016	Subscriptions	Reinvestment of distributions	Redemptions	Outstanding Shares September 30, 2016	NAV Per Share
182,281.685	790.582	-	(15,120.207)	167,952.060	$965.40

7.	Loan Payable

The Fund, along with several other funds advised by UBS HFS, is party to a secured Credit, Amended and Restated Agreement, dated as of August 30, 2016, as amended, supplemented or otherwise modified from time to time, which will terminate on August 30, 2016 unless extended (the “Credit Agreement”). Under the Credit Agreement, the Fund may borrow from time to time on a revolving basis at any time up to $25,000,000 for temporary investment purposes and to meet requests for tenders. Indebtedness outstanding under the Credit Agreement accrues interest at a rate equal to 1.5% plus the higher of the overnight LIBOR Rate and the Federal Funds Rate for such day (the “Interest Rate”), or at 2% over the Interest Rate during an event of default. There is a commitment fee payable by the Fund, calculated at 45 basis points per annum of the line of credit not utilized.

A&Q Masters Fund

Notes to Financial Statements (continued)

(Unaudited)

September 30, 2016

7.	Loan Payable (continued)

For the period ended September 30, 2016, the Fund did not borrow under this secured revolving line of credit. As of September 30, 2016, there was no outstanding balance. There was no interest expense for the period ended September 30, 2016.

8.	Investments

As of September 30, 2016, the Fund had investments in Investment Funds, none of which were related parties.

Aggregate purchases and proceeds from sales of investments for the six month period ended September 30, 2016 amounted to $14,236,557 and $18,499,380, respectively.

The agreements related to investments in Investment Funds provide for compensation to the general partners/managers in the form of advisory fees of approximately from 1.00% to 2.00% (per annum) of net assets and incentive fees or allocations ranging from 17.50% to 30.00% of net profits earned. One or more underlying fund investments have entered into a side pocket arrangement. Detailed information about the Investment Funds’ portfolios is not available. Please see the Schedule of Portfolio Investments for further information.

9.	Financial Instruments with Off-Balance Sheet Risk

In the normal course of business, the Investment Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, contracts for differences, and equity swaps. The Fund’s risk of loss in these Investment Funds is limited to the fair value of these investments.

10.	Indemnification

In the ordinary course of business, the Fund may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Fund. Based on its history and experience, the Fund believes that the likelihood of such an event is remote.

11.	Subsequent Events

Subsequent to September 30, 2016, the Fund received no subscriptions. The Fund paid shareholders’ redemptions payable of $8,753,046 on October 27, 2016.

A&Q Masters Fund

Notes to Financial Statements (continued)

(Unaudited)

September 30, 2016

11.	Subsequent Events (continued)

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no additional subsequent events requiring recognition or disclosure in the financial statements.

A&Q Masters Fund

Schedule of Portfolio Investments

(Unaudited)

September 30, 2016

Investment Fund	Geographic Focus	Cost	Fair Value Total	% of Net Assets		Initial Acquisition Date	Redemption Frequency (a)	Redemption Notice Period (b)	First Available Redemption Date	Dollar Amount of Fair Value for First Available Redemption

Equity Hedged
1060 Capital Opportunity Fund, Ltd	US/Canada	$7,000,000	$6,884,545	$4.24		7/1/2016	Monthly	30 Days	6/30/2017	$1,959,293
Altai Capital Partners Offshore, Ltd.	US/Canada	6,735	2,257	-		7/1/2015	Illiquid	90 Days	-	$-
Atlas Institutional Fund, Ltd	US/Canada	9,801,155	11,657,592	7.18		8/1/2011	Quarterly	65 Days	9/30/2016	$11,657,592
BosValen Fund	Developed Asia excluding Japan	2,313,077	2,427,765	1.50		1/1/2015	Quarterly	60 Days	9/30/2016	$2,427,765
Glenview Institutional Partners, L.P.	US/Canada	6,493,454	5,384,945	3.32		9/1/2014	Quarterly	45 Days	9/30/2016	$5,384,945
Jericho Capital International Ltd.	US/Canada	7,704,825	9,286,911	5.73		6/1/2011	Quarterly	60 Days	9/30/2016	$9,286,911
MW Eureka Fund	Global	12,000,000	12,065,918	7.44		2/1/2016	Monthly	30 Days	9/30/2016	$12,065,918
Pacific Grove International Ltd.	US/Canada	3,000,000	2,555,138	1.58		4/1/2015	Quarterly	65 Days	12/31/2016 (c)	$638,785
Pelham Long/Short Fund Ltd.	Europe including UK	5,757,012	7,354,729	4.54		11/1/2010	Monthly	90 Days	9/30/2016	$7,354,729
Perceptive Life Sciences Qualified Fund, L.P	US/Canada	5,156,169	5,789,754	3.57		6/1/2015	Quarterly	45 Days	9/30/2016	$5,789,754
Pleiad Asia Offshore Feeder Fund	Developed Asia including Japan	8,750,000	8,424,182	5.20		8/1/2015	Quarterly	60 Days	9/30/2016 (c)	$1,569,249
Precocity Offshore Fund Ltd.	US/Canada	7,000,000	7,274,858	4.49		4/1/2016	Quarterly	65 Days	9/30/2017 (c)	$1,818,715
Sachem Head Offshore Ltd.	US/Canada	6,630,046	7,874,965	4.86		9/1/2013	Quarterly	65 Days	3/31/2017 (c)	$1,968,741
Shellback Offshore Fund, L.P.	US/Canada	13,247,663	14,550,110	8.97		1/1/2014	Quarterly	45 Days	9/30/2016	$14,550,110
Soroban Cayman Fund Ltd.	US/Canada	14,314,243	16,383,043	10.10		4/1/2011	Quarterly	60 Days	9/30/2016 (c)	$4,095,761
Spindrift Partners LP	Global	132,411	157,187	0.10		9/1/2010	Illiquid	-	-	$-
TPG Public Equity Partners	Global	12,000,000	12,717,764	7.84		9/1/2015	Quarterly	60 Days	9/30/2016 (c)	$3,179,441
TT Long/Short Focus Fund	Europe including UK	7,750,000	7,925,381	4.89		10/1/2015	Monthly	60 Days	9/30/2016	$5,136,891
Turiya Fund LP	Developed Asia including Japan	3,300,000	5,155,363	3.18		1/1/2012	Quarterly	45 Days	9/30/2016 (d)	$1,718,454
Valinor Capital Partners, L.P.	US/Canada	134,246	113,310	0.07		12/1/2012	Illiquid	-	-	$-
Viking Global Equities III Ltd.	US/Canada	6,324,284	8,823,536	5.44		7/1/2013	Anniversary	45 Days	6/30/2017	$8,823,536
Visium Balanced Offshore Fund Ltd.	US/Canada	273,500	236,993	0.15		6/1/2011	Quarterly	60 Days	9/30/2016	$236,993

Equity Hedged Subtotal		$139,088,820	$153,046,246	$94.39	%

Relative Value
Sensato Asia Pacific Fund L.P .	Developed Asia including Japan	6,899,074	7,202,426	4.44		1/1/2012	Monthly	60 Days	9/30/2016 (c)	$1,800,607

Relative Value Subtotal		$6,899,074	$7,202,426	$4.44	%

Total		$145,987,894	$160,248,672	$98.83	%

(a)	Available frequency of redemptions after the initial lock-up period, if any. Different tranches may have varying liquidity terms.
(b)	Unless otherwise noted the redemption notice periods are shown in calendar days.
(c)	The Investment Fund is subject to an investor level gate of 25%.
(d)	The Investment Fund is subject to an investor level gate of 33.33%.

Complete information about the Investment Funds’ underlying investments is not readily available.

The Fund’s valuation procedures require evaluation of all relevant factors available at the time the Fund values its portfolio. These relevant factors include the individual Investment Funds’ compliance with fair value measurements, price transparency and valuation procedures in place, and subscription and redemption activity.

The preceding notes are an integral part of these financial statements.

A&Q MASTERS FUND (UNAUDITED)

The Trustees, including the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)), of the Fund last evaluated the Investment Advisory Agreement (the “Advisory Agreement”) at a meeting on September 22, 2016. The Trustees met in an executive session during which they were advised by and had the opportunity to discuss with independent legal counsel the approval of the Advisory Agreement. The Trustees reviewed materials furnished by UBS Hedge Fund Solutions LLC (the “Adviser”), including information regarding the Adviser, its affiliates and its personnel, operations and financial condition. Tables indicating comparative fee information, and comparative performance information, as well as a summary financial analysis for the Fund, also were included in the meeting materials and were reviewed and discussed. The Trustees discussed with representatives of the Adviser the Fund’s operations and the Adviser’s ability to provide advisory and other services to the Fund.

The Trustees reviewed, among other things, the nature of the advisory services to be provided to the Fund by the Adviser, including its investment process, and the experience of the investment advisory and other personnel proposing to provide services to the Fund. The Trustees discussed the ability of the Adviser to manage the Fund’s investments in accordance with the Fund’s stated investment objectives and policies, as well as the services to be provided by the Adviser to the Fund, including administrative and compliance services, oversight of fund accounting, marketing services, assistance in meeting legal and regulatory requirements and other services necessary for the operation of the Fund. The Trustees acknowledged the Adviser’s employment of highly skilled investment professionals, research analysts and administrative, legal and compliance staff members to ensure that a high level of quality in compliance and administrative services would be provided to the Fund. The Trustees also recognized the benefits that the Fund derives from the resources available to the Adviser and the Adviser’s affiliates, including UBS AG and UBS Financial Services Inc. Accordingly, the Trustees felt that the quality of service offered by the Adviser to the Fund was appropriate and that the personnel providing such services had sufficient expertise to manage the Fund.

The Trustees reviewed the performance of the Fund and compared that performance to the performance of other investment companies presented by the Adviser which had objectives and strategies similar to those of the Fund and which are managed by other, third-party investment advisers (the “Comparable Funds”). The Trustees recognized that certain of the Comparable Funds that are structured as private funds are not subject to certain investment restrictions under the 1940 Act that are applicable to the Fund and which can adversely affect the Fund’s performance relative to that of the Comparable Funds. The Trustees recognized that, while the Fund’s year-to-date performance for the period ended June 30, 2016 lagged the median performance of the Comparable Funds, the Fund’s five-year performance for the period ended June 30, 2016 exceeded the median performance of the Comparable Funds for the same period. They also noted that the Fund’s performance for the year ended June 30, 2015 exceeded that of the MSCI World Total Return (Net) USD and the HFRI Equity Hedge (Total) Index.

The Trustees considered the advisory fees being charged by the Adviser for its services to the Fund as compared to those charged to the Comparable Funds. The information presented to the Trustees showed that, while the Fund’s management fee was above the median management fee of the Comparable Funds, it was within the range of the management fees charged by the Comparable Funds, and the Fund’s incentive fee was equal to the median incentive fee of the Comparable Funds. In comparing the advisory fees being charged to the Fund to those charged to other advisory clients of the Adviser, the Trustees noted that the Fund’s management fee was below the standard management fee of the Adviser’s retail clients, and the Fund’s incentive fee was below the standard incentive fee of the Adviser’s retail clients and non-retail clients. In light of the foregoing, the Trustees felt that the combination of the management fee and the incentive fee being charged to the Fund was appropriate and was within the overall range of the fees paid by the Comparable Funds.

The Trustees also considered the profitability of the Adviser both before payment to brokers and after payment to brokers and concluded that the profits to be realized by the Adviser and its affiliates under the Fund’s Advisory

Agreement and from other relationships between the Fund and the Adviser were within a range the Trustees considered reasonable and appropriate. The Trustees also discussed the fact that the Fund was not large enough at that time to support a request for breakpoints due to economies of scale. The Trustees determined that the fees under the Advisory Agreement do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s length bargaining, and concluded that the fees were reasonable. The Trustees concluded that approval of the Advisory Agreement was in the best interests of the Fund and its investors.

ADDITIONAL INFORMATION (UNAUDITED)

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available: (i) without charge, upon request, by calling (888) 793-8637; and (ii) on the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

The Fund is required to file, on Form N-PX, its complete proxy voting record for the most recent twelve-month period ended June 30, no later than August 31. The Fund’s Form N-PX filings are available: (i) without charge, upon request, by calling (888) 793-8637; and (ii) on the SEC’s website at http://www.sec.gov.

FILING OF QUARTERLY SECHEDULE OF PORTFOLIO HOLDINGS (“FORM N-Q”)

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available, without charge, on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a)	Not applicable.

(b)	There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	A&Q Masters Fund

By (Signature and Title)*	/s/ William Ferri
William Ferri, Principal Executive Officer

Date	December 5, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ William Ferri
William Ferri, Principal Executive Officer

Date	December 5, 2016

By (Signature and Title)*	/s/ Dylan Germishuys
Dylan Germishuys, Principal Accounting Officer

Date	December 5, 2016

*	Print the name and title of each signing officer under his or her signature.